Information on staff and remuneration (Details)	12 Months Ended
	Dec. 31, 2021 DKK (kr) employee	Dec. 31, 2020 DKK (kr) employee	Dec. 31, 2019 DKK (kr) employee
Total staff costs can be specified as follows:
Wages and salaries	kr 410,007,000	kr 337,295,000	kr 175,104,000
Share-based compensation	53,737,000	30,485,000	14,764,000
Pension schemes (defined contribution plans)	23,993,000	16,716,000	13,430,000
Other payroll and staff-related costs	54,541,000	37,241,000	14,932,000
Total staff costs	542,278,000	421,737,000	218,230,000
The amount is charged as:
Research and development expenses	239,512,000	204,210,000	178,089,000
Sale and marketing expenses	145,245,000	130,568,000	0
Administrative expenses	127,630,000	78,639,000	40,141,000
Cost of goods sold	20,954,000	3,713,000	0
Inventory	8,937,000	4,607,000	0
Total staff costs	kr 542,278,000	kr 421,737,000	kr 218,230,000
Average number of employees | employee	346	297	173
Remuneration to the Board of Directors
Base board fee	kr 4,009,000	kr 4,584,000	kr 3,884,000
Committee fees	2,491,000	433,000	400,000
Total fees	6,497,000	5,017,000	4,284,000
Martin Nicklasson
Remuneration to the Board of Directors
Base board fee	999,000	750,000	750,000
Committee fees	208,000	100,000	100,000
Total fees	1,207,000	850,000	850,000
Kirsten Drejer
Remuneration to the Board of Directors
Base board fee	446,000	500,000	467,000
Committee fees	208,000	0	0
Total fees	653,000	500,000	467,000
Alain Munoz
Remuneration to the Board of Directors
Base board fee	308,000	400,000	400,000
Committee fees	415,000	50,000	50,000
Total fees	723,000	450,000	450,000
Michael Owen
Remuneration to the Board of Directors
Base board fee	308,000	400,000	400,000
Committee fees	415,000	50,000	50,000
Total fees	723,000	450,000	450,000
Bernadette Mary Connaughton
Remuneration to the Board of Directors
Base board fee	308,000	400,000	267,000
Committee fees	346,000	33,000	0
Total fees	653,000	433,000	267,000
Jeffrey Berkowitz
Remuneration to the Board of Directors
Base board fee	308,000	400,000	267,000
Committee fees	346,000	50,000	33,000
Total fees	653,000	450,000	300,000
Leonard Kruimer Jens
Remuneration to the Board of Directors
Base board fee	308,000	400,000	267,000
Committee fees	553,000	150,000	100,000
Total fees	861,000	550,000	367,000
Peter Stenvang
Remuneration to the Board of Directors
Base board fee	308,000	400,000	400,000
Committee fees	0	0	0
Total fees	308,000	400,000	400,000
Gertrud Koefoed Rasmussen
Remuneration to the Board of Directors
Base board fee	67,000	267,000	0
Committee fees	0	0	0
Total fees	67,000	267,000	0
Frederik Barfoed Back
Remuneration to the Board of Directors
Base board fee	308,000	267,000	0
Committee fees	0	0	0
Total fees	308,000	267,000	0
Iben Louise Gjelstrup
Remuneration to the Board of Directors
Base board fee	308,000	267,000	0
Committee fees	0	0	0
Total fees	308,000	267,000	0
Hanne Heidenheim Bak
Remuneration to the Board of Directors
Base board fee	0	133,000	400,000
Committee fees	0	0	0
Total fees	0	133,000	400,000
Rosemary Crane
Remuneration to the Board of Directors
Base board fee	0	0	133,000
Committee fees	0	0	17,000
Total fees	0	0	150,000
Catherine Moukheibir
Remuneration to the Board of Directors
Base board fee	0	0	133,000
Committee fees	0	0	50,000
Total fees	0	0	183,000
Anneline Nansen
Remuneration to the Board of Directors
Base board fee	33,000	0	0
Committee fees	0	0	0
Total fees	kr 33,000	kr 0	kr 0